Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000029018 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000029018 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000029018 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000029018 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029018 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029018 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029018 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029018 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029018 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029018 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029018 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029018 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029018 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029018 | Country SummaryHungary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029018 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029018 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029018 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029018 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000029018 | 17343222
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000029018 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000029018 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029018 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029018 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000029018 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029018 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029018 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029018 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029018 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029015 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000029015 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000029015 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000029015 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029015 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029015 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029015 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029015 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029015 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029015 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029015 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029015 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029015 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029015 | Country SummaryHungary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029015 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029015 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029015 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000029015 | 17343222
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000029015 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000029015 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029015 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029015 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000029015 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029015 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029015 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029015 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029015 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029017 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000029017 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000029017 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000029017 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029017 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029017 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029017 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029017 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029017 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029017 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029017 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029017 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029017 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029017 | Country SummaryHungary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029017 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029017 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029017 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029017 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000029017 | 17343222
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000029017 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000029017 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029017 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029017 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000029017 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029017 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029017 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029017 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029017 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029021 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000029021 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000029021 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000029021 | Country SummaryMultinational
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029021 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029021 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029021 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029021 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029021 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029021 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029021 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029021 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029021 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029021 | Country SummaryHungary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029021 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029021 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029021 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029021 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000029021 | 17343222
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000029021 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000029021 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029021 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029021 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000029021 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029021 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029021 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029021 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029021 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029000 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029000 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029000 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029000 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029000 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029000 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029000 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029000 | Eli Lilly & Co. - ABFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029000 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029000 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029000 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029000 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000029000 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000029000 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000029000 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000029000 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029000 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029000 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000029000 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029000 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028997 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028997 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028997 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028997 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028997 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028997 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028997 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028997 | Eli Lilly & Co. - ABFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028997 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028997 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028997 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028997 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000028997 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028997 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028997 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028997 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028997 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028997 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028997 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028997 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000028999 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028999 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028999 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028999 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028999 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028999 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028999 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028999 | Eli Lilly & Co. - ABFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028999 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028999 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028999 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028999 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000028999 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028999 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028999 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028999 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028999 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028999 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028999 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028999 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000029003 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029003 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029003 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029003 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029003 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029003 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029003 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029003 | Eli Lilly & Co. - ABFR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029003 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029003 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029003 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029003 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000029003 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000029003 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000029003 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000029003 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029003 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029003 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000029003 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029003 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000029036 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029036 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029036 | 17344599
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029036 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000029036 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029036 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000029036 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029036 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029036 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000029036 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029036 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029036 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029036 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000029036 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029036 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029036 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000029036 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000029033 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029033 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029033 | 17344599
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029033 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000029033 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029033 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000029033 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029033 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029033 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000029033 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029033 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029033 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029033 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000029033 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029033 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029033 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000029033 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000029035 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029035 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029035 | 17344599
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029035 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000029035 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029035 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000029035 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029035 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029035 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000029035 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029035 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029035 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029035 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000029035 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029035 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029035 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000029035 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000029029 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029029 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029029 | 17344589
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000029029 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000029029 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029029 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029029 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029029 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029029 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029029 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029029 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029029 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000029029 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000029029 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029029 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029029 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000029029 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000029026 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029026 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029026 | 17344589
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000029026 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000029026 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029026 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029026 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029026 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029026 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029026 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029026 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029026 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000029026 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000029026 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029026 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029026 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000029026 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000029028 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029028 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029028 | 17344589
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000029028 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000029028 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029028 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029028 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029028 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029028 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029028 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029028 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029028 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000029028 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000029028 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029028 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029028 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000029028 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%